Events After The Reporting Period (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 20, 2025	Jul. 31, 2024	Dec. 31, 2024	Oct. 31, 2025	Apr. 02, 2025
Events after the Reporting Period [Line Items]
Total consideration					$ 158.0
Receivable of insurance compensation				$ 11.0
VEON Holdings B.V. [Member]
Events after the Reporting Period [Line Items]
Percentage of issued and outstanding			80.00%
Percentage of total consideration			97.00%
Total consideration			$ 155.2
Buyback amount		$ 100.0
VEON Holdings B.V. First Phase [Member] | VEON Holdings B.V. [Member]
Events after the Reporting Period [Line Items]
Buyback amount	$ 30.0
VEON Holdings B.V. Second Phase [Member] | VEON Holdings B.V. [Member]
Events after the Reporting Period [Line Items]
Buyback amount	$ 35.0